Consolidated Statements of Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares
Consolidated Statements of Comprehensive Income (Loss)
Net revenues	¥ 268,112,876	$ 38,339,631	¥ 268,060,162	¥ 221,618,968
Cost of revenues	137,801,526	19,705,356	126,795,209	106,961,759
Gross profit	130,311,350	18,634,275	141,264,953	114,657,209
Operating expenses:
Research and development	3,071,659	439,241	3,703,178	4,629,880
Sales and marketing	82,631,826	11,816,194	99,892,804	78,737,492
General and administrative	78,767,406	11,263,589	80,888,058	72,816,606
Goodwill impairment	33,908,719	4,848,882	0	0
Reversal of provision for loan receivable and other receivables	(3,781,662)	(540,770)
Total operating expenses	194,597,948	27,827,136	184,484,040	156,183,978
Other operating income, net	175,898	25,153	174,931	30,865
Loss from operations	(64,110,700)	(9,167,708)	(43,044,156)	(41,495,904)
Other income (loss):
Gain (loss) on deconsolidation of subsidiaries and others, net	11,880,702	1,698,918	(438,153)
Interest income, net of interest expenses	623,673	89,185	1,001,735	978,530
Foreign currency exchange losses, net	(19,401)	(2,774)	(18,989)	(4,876)
Total other income, net	12,484,974	1,785,329	544,593	973,654
Loss before income taxes	(51,625,726)	(7,382,379)	(42,499,563)	(40,522,250)
Income tax benefit	(3,578,203)	(511,676)	(6,401,691)	(6,811,709)
Net loss	(48,047,523)	(6,870,703)	(36,097,872)	(33,710,541)
Net loss attributable to non-redeemable non-controlling interests	(29)	(4)	(95)	(50,296)
Net loss attributable to ATA Creativity Global	(48,047,494)	(6,870,699)	(36,097,777)	(33,660,245)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil income tax	(494,631)	(70,731)	52,324	(1,422)
Total other comprehensive income (loss)	(494,631)	(70,731)	52,324	(1,422)
Comprehensive loss	(48,542,154)	(6,941,434)	(36,045,548)	(33,711,963)
Comprehensive loss attributable to non-redeemable non-controlling interests	(29)	(4)	(95)	(50,296)
Comprehensive loss attributable to ATA Creativity Global	¥ (48,542,125)	$ (6,941,430)	¥ (36,045,453)	¥ (33,661,667)
Basic losses per common share attributable to ATA Creativity Global | (per share)	¥ (0.76)	$ (0.11)	¥ (0.57)	¥ (0.54)
Diluted losses per common share attributable to ATA Creativity Global | (per share)	¥ (0.76)	$ (0.11)	¥ (0.57)	¥ (0.54)